Long-term debt - Long-term debt maturities (Details) $ in Millions	Dec. 31, 2022 USD ($)
Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	$ 978
Future cash outflows in respect of associated interest and like carrying costs	278
Undiscounted contractual maturities	1,256
U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	742
Future cash outflows in respect of associated interest and like carrying costs	230
Undiscounted contractual maturities	972
U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	73
Future cash outflows in respect of associated interest and like carrying costs	23
Undiscounted contractual maturities	96
U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	815
Future cash outflows in respect of associated interest and like carrying costs	253
Undiscounted contractual maturities	1,068
European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	80
Future cash outflows in respect of associated interest and like carrying costs	12
Undiscounted contractual maturities	92
Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	83
Future cash outflows in respect of associated interest and like carrying costs	13
Undiscounted contractual maturities	96
2023 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	83
2023 | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	23
2023 | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	19
2023 | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	42
2023 | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	13
2023 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	28
2024 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	74
2024 | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	30
2024 | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	11
2024 | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	41
2024 | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	12
2024 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	21
2025 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	68
2025 | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	30
2025 | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	12
2025 | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	42
2025 | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	12
2025 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	14
2026 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	63
2026 | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	30
2026 | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	13
2026 | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	43
2026 | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	8
2026 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	12
2027 | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	51
2027 | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	30
2027 | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	10
2027 | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	40
2027 | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	6
2027 | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	5
Thereafter | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	639
Thereafter | U.S dollars | Long-term debt, excluding leases
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	599
Thereafter | U.S dollars | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	8
Thereafter | U.S dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	607
Thereafter | European euros | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	29
Thereafter | Other currencies | Lease liabilities
Long-term debt maturities
Future cash outflows in respect of composite long-term debt principal repayments	$ 3